Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000024569 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024569 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	123.80%
C000024570 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024570 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	123.80%